Intangible Assets - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Financing charges related to intangible assets under development	$ 2	$ 2
Amortization expense for intangible assets, 2019	67
Amortization expense for intangible assets, 2020	50
Amortization expense for intangible assets, 2021	48
Amortization expense for intangible assets, 2022	46
Amortization expense for intangible assets, 2023	$ 35